AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 7/2/2013

FILE NOS: 811-08228
33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[57]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[58]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN
(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Address of Principal Executive Office)

407-644-1986
(Registrant's Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Name and Address of Agent for Service)

Please send copy of communications to:
DAVID D. JONES, ESQUIRE
422 Fleming Street, Suite 7
Key West, FL  33040

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date),pursuant to paragraph (a)(3)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended September 30, 2012 was filed on December 11, 2012.

EXPLANATORY NOTE
This Post-Effective Amendment No. 57 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 56 filed June 20, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on July 2, 2013.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

           Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	July 2, 2013
/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	July 2, 2013
/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	July 2, 2013
/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	July 2, 2013
/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	July 2, 2013
/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	July 2, 2013
/s/ Alan M. Ross* ALAN M. ROSS	Trustee	July 2, 2013
/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	July 2, 2013
/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	July 2, 2013
/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	July 2, 2013
/s/ John C. Mulder* JOHN C. MULDER	Trustee	July 2, 2013
/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	July 2, 2013

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase